Goodwill and Other Intangible Assets - Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	$ 4,452	$ 4,140
Amortized intangibles, Accumulated Amortization	(1,818)	(1,500)
Trade names and trademarks
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite-lived intangibles, Gross Amounts	1,921	1,921
Indefinite-lived intangibles, Accumulated Amortization
Amortized intangibles, Gross Amounts	128	113
Amortized intangibles, Accumulated Amortization	(46)	(37)
Customer-related intangibles
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	2,882	2,823
Amortized intangibles, Accumulated Amortization	(886)	(747)
Covenants-not-to-compete
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	36	32
Amortized intangibles, Accumulated Amortization	(25)	(22)
Computer software
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	1,316	1,089
Amortized intangibles, Accumulated Amortization	(804)	(648)
Patents and other
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	90	83
Amortized intangibles, Accumulated Amortization	$ (57)	$ (46)